ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Subsidiaries (Details)		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Nov. 12, 2020
RASA Holding, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Rizobacter Argentina S.A
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%	80.00%
Rizobacter do Brasil Ltda.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	79.99%	79.99%
Rizobacter del Paraguay S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	79.92%	79.92%
Rizobacter Uruguay
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%	80.00%
Rizobacter South Africa
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		76.00%	76.00%	76.00%
Comer Agrop Rizobacter de Bolivia S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	79.96%	79.96%
Rizobacter USA, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%	80.00%
Rizobacter India Private Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary				80.00%
Rizobacter Colombia SAS
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%	80.00%
Rizobacter France SAS
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%	80.00%
Bioceres Crops S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		90.00%	90.00%	90.00%
BCS Holding LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Bioceres Semillas S.A.U.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Verdeca LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		100.00%	100.00%	50.00%
Percentage of voting equity interests acquired					50.00%
Insumos Agroqumicos S.A.("Insuagro")
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	61.32%	61.32%	50.10%
Bioceres Crops Do Brasil Ltda.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership through Rizobacter
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of voting equity interests acquired	80.00%	80.00%